Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)

Note 10    Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)

10.1    Risk management policy

During the first semester of 2020, the risk management Group policy related to the financial instruments has not been challenged by the health crisis. The Group has kept its hedging policy to minimize the Group exposure to interest rate and operating and financial foreign exchange risks. Cash flow hedge relationships have not been challenged by the crisis. Furthermore, Orange has continued to diversify its sources of funding (see Note 9.5) that allow the Group to present the following liquidity position as of June 30, 2020:

Liquidity position

(in millions euros)

Available undrawn amount of credit facilities
Investments at fair value
Cash
Cash equivalents

On the specific management of counterparty risk related to customer accounts, see Note 5.1.

10.2    Orange's credit ratings

Orange's credit ratings have not changed since December 31, 2019.

As of June 30, 2020, Orange's debt ratings are set forth below:

	Standard & Poor's	Moody's	Fitch Ratings	Japan Credit Rating
Long-term debt	BBB+	Baa1	BBB+	A
Outlook	Stable	Stable	Stable	Stable
Short-term debt	A2	P2	F2	Not applicable

10.3    Financial ratios

The covenants with regards to financial ratios described as of December 31, 2019 remain met.

10.4    Fair value levels of financial assets and liabilities

During the first half of 2020, no significant event has occurred regarding the fair value of financial assets and liabilities.